UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08231

Spirit of America Investment Fund, Inc.
(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006
(Address of principal executive offices) (Zip code)

Mr. David Lerner
SSH Securities, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006
(Name and address of agent for service)

registrant’s telephone number, including area code:	(516) 390-5555

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report ‘06
April 30

Real Estate Fund

Distributed Through:	SPIRIT of AMERICA
SSH SECURITIES, INC.	Real Estate Fund

May 2006

Dear Shareholder:

We are very pleased to send you a copy of the semi-annual report for the Spirit of America Real Estate Fund. We believe that real estate investment trusts should continue to gain in value, and REIT stock prices should profit if interest rate increases by the Federal Reserve slow down.

We believe that the Consumer Confidence Index and other business indexes, as well as a decrease in single family home sales will continue to indicate an improvement in the economy and the outlook for REITs. However, REITs are always subject to the usual risks associated with owning real estate. Property values may be negatively affected by civil unrest, interest rates, economic and environmental or other factors. Past performance is no guarantee of future result.

We continue to value your participation in the Fund, and we look forward to an even more successful period in the future.

Very truly yours,

David Lerner	Ronald W. Weiss
President	Portfolio Manager

Prospective investors should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

Spirit of America Real Estate Fund
Schedule of Investments
April 30, 2006
(unaudited)

	Shares	Market Value
COMMON STOCKS - 99.55%

Apartment (REITS) - 15.47%
Apartment Investment & Management Co.	214,200	$9,572,598
Associated Estates Realty Corp.	422,500	4,896,775
Mid-America Apartment Communities, Inc.	198,500	10,520,500
Post Properties, Inc.	138,300	6,042,327
United Dominion Realty Trust, Inc.	67,000	1,821,730
		32,853,930
Diversified (REITS) - 13.42%
Ashford Hospitality Trust	40,000	465,600
BNP Residential Properties, Inc.	130,900	2,210,901
Colonial Properties Trust	162,923	8,022,328
Crescent Real Estate Equities Co.	374,500	7,490,000
Duke Realty Corp.	4,000	141,600
Equity Inns Inc.	35,000	567,000
FrontLine Capital Group ++*	640	—
Hospitality Properties Trust	120,000	5,172,000
Liberty Property Trust	14,500	648,150
PMC Commerical Trust	2,400	31,416
Sunstone Hotel Investors Inc.	12,500	359,250
Trustreet Properties, Inc.	235,500	3,391,200
		28,499,445
Healthcare (REITS) - 13.07%
Five Star Quality Care, Inc. *	1,353	13,936
Health Care Property Investors, Inc.	221,500	6,073,530
Health Care REIT, Inc.	178,600	6,215,280
Healthcare Realty Trust, Inc.	124,800	4,726,176
National Health Investors, Inc.	76,200	1,833,372
Nationwide Health Properties, Inc.	360,400	7,755,808
National Health Realty, Inc.	53,600	980,880
OMEGA Healthcare Investors, Inc.	9,000	115,110
Senior Housing Properties Trust	2,700	46,359
		27,760,451
Industrial (REITS) - 4.92%
Bedford Property Investors, Inc.	13,000	350,480
Brandywine Realty Trust	16,000	452,960
First Industrial Realty Trust, Inc.	245,651	9,639,345
		10,442,785
Internet Content - 0.00%
VelocityHSI, Inc. +*	1,260	—

Net Lease (REITS) - 7.43%
Commercial Net Lease Realty	366,216	7,708,846
Lexington Corporate Properties Trust	373,900	8,061,284
		15,770,130
Office Space (REITS) - 15.27%
Arden Realty, Inc.	107,100	4,855,914
Equity Office Properties Trust	68,200	2,202,860
Glenborough Realty Trust, Inc.	231,400	4,847,830
Highwoods Properties, Inc.	221,500	6,986,110
HRPT Properties Trust	796,100	8,741,178
Mack-Cali Realty Corp.	63,100	2,853,382
Reckson Associates Realty Corp.	47,800	1,944,504
		32,431,778

See accompanying notes to financial statements.

Spirit of America Real Estate Fund
Schedule of Investments
April 30, 2006
(unaudited)

	Shares	Market Value
Regional Malls (REITS) - 13.19%
Glimcher Realty Trust	347,050	8,953,890
The Macerich Co.	82,200	6,018,684
The Mills Corp.	81,700	2,607,047
Pennsylvania Real Estate Investment Trust	243,694	9,884,229
Simon Property Group, Inc.	6,000	491,280
Taubman Centers, Inc.	2,000	82,280
		28,037,410
Shopping Centers (REITS) - 14.93%
Developers Diversified Realty Corp.	154,104	8,198,333
Equity One, Inc.	139,500	3,205,710
Federal Realty Investment Trust	44,600	3,043,058
Heritage Property Investment Trust	89,300	3,448,766
Kimco Realty Corp.	24,000	891,120
Malan Realty Investors, Inc. *	5,000	4,700
New Plan Excel Realty Trust	261,910	6,456,082
Ramco-Gershenson Properties Trust	198,800	5,373,564
Realty Income Corp.	48,000	1,088,160
		31,709,493
Storage (REITS) - 1.85%
Shurgard Storage Centers, Inc. - CL A	4,000	251,920
Sovran Self Storage, Inc.	74,800	3,676,420
		3,928,340

Total Common Stocks
(Cost $137,460,312)		211,433,762

PREFERRED STOCKS - 0.08%
Net Lease (REITS) - 0.08%
Commercial Net Lease Realty 9% Series A	6,352	162,802

Total Preferred Stocks
(Cost $152,677)		162,802

Total Investments - 99.63%
(Cost $137,612,989**)		$211,596,564

Cash and Other Assets Net of Liabilities - 0.37%		782,524

NET ASSETS - 100.00%		$212,379,088

†                     Company filed for Chapter 11 bankruptcy on August 14, 2001.

††               Company filed for Chapter 11 Bankruptcy on June 12, 2002.

*                    Non-income producing security

**             Cost for Federal income tax purposes is $137,612,989, and net unrealized appreciation consists of:

Gross unrealized appreciation	74,158,172
Gross unrealized depreciation	(174,597)
Net unrealized appreciation	73,983,575

See accompanying notes to financial statements.

Sprint of America Real Estate Fund
Statement of Assets and Liabilities
April 30, 2006
(unaudited)

ASSETS
Investments in securities at value (cost $137,612,989) (Note 1)	$211,596,564
Cash	15,502
Receivables:
Capital stock sold	719,945
Dividends and interest	1,102,832
Prepaid assets	78,247
TOTAL ASSETS	213,513,090

LIABILITIES
Payables:
Capital stock redeemed	812,261
Advisory fees	170,513
Distribution expenses (Note 3)	59,455
Other accrued expenses	91,773
TOTAL LIABILITIES	1,134,002
NET ASSETS	$212,379,088
Class A Shares
Net assets applicable to 14,123,999 outstanding $0.001 par value shares (500,000,000 authorized shares)	$200,764,099
Net asset value and redemption price per Class A Share ($200,764,099 ÷ 14,123,999 shares)	$14.21
Offering price per share ($14.21 ÷ 0.9475)	$15.00
Class B Shares
Net assets applicable to 803,755 outstanding $0.001 par value shares (500,000,000 authorized shares)	$11,614,989
Net asset value and offering price per Class B Share ($11,614,989 ÷ 803,755 shares)	$14.45
Redemption price per share ($14.45 x 0.9425)	$13.62
SOURCE OF NET ASSETS
At April 30, 2006, net assets consisted of:
Paid-in capital	$134,235,795
Distributions in excess of net investment income	(835,707)
Accumulated net realized gain on investments	4,995,425
Net unrealized appreciation on investments	73,983,575
NET ASSETS	$212,379,088

See accompanying notes to financial statements.

Spirit of America Real Estate Fund
Statement of Operations
For the Six Months Ended April 30, 2006
(unaudited)

INVESTMENT INCOME
Dividends	$6,377,837
Interest	1,266
TOTAL INVESTMENT INCOME	6,379,103

EXPENSES
Investment Advisory fees (Note 3)	1,010,156
Transfer Agent fees	178,651
Administration fees	89,262
Distribution fees - Class A (Note 3)	295,237
Distribution fees - Class B (Note 3)	57,276
Accounting fees	50,754
Registration fees	7,707
Legal fees	15,668
Custodian fees	17,266
Printing expense	20,013
Auditing fees	6,263
Directors’ fees	8,906
Insurance expense	36,466
Chief Compliance Officer salary	10,075
Other Professional fees	1,790
TOTAL EXPENSES	1,805,490
NET INVESTMENT INCOME	4,573,613

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions and REITs	3,469,235
Net change in unrealized appreciation of investments	7,949,328
Net realized and unrealized gain on investments	11,418,563

Net increase in net assets resulting from operations	$15,992,176

See accompanying notes to financial statements.

Spirit of America Real Estate Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
OPERATIONS
Net investment income	$4,573,613	$3,252,531
Net realized gain from security transactions and REITs	3,469,235	5,229,335
Net change in unrealized appreciation of investments	7,949,328	9,404,152
Net increase in net assets	15,992,176	17,886,018

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:
Class A	(4,600,993)	(3,128,824)
Class B	(226,216)	(123,707)
Total distributions from net investment income to shareholders	(4,827,209)	(3,252,531)
Distributions from realized gains:
Class A	—	(4,913,780)
Class B	—	(315,555)
Total distributions from realized gains to shareholders	—	(5,229,335)
Return of capital:
Class A	—	(1,090,633)
Class B	—	(69,170)
Total distributions from net return of capital to shareholders	—	(1,159,803)
Total distributions to shareholders	(4,827,209)	(9,641,669)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold:
Class A	15,750,396	42,537,250
Class B	256,910	1,189,354
Shares issued as reinvestment of distributions:
Class A	3,596,242	7,045,854
Class B	179,621	403,591
Shares redeemed:
Class A	(21,882,251)	(42,701,246)
Class B	(1,034,919)	(3,067,261)
Increase/(decrease) in net assets derived from capital share transactions (a)	(3,134,001)	5,407,542
Total increase in net assets	8,030,966	13,651,891

NET ASSETS
Beginning of period	204,348,122	190,696,231
End of period	$212,379,088	$204,348,122

Undistributed net investment income	$—	$—

(a) Transactions in capital stock were:
Shares sold:
Class A	1,119,482	3,174,063
Class B	17,964	86,208
Shares issued as reinvestment of distributions:
Class A	258,663	524,479
Class B	12,730	29,571
Shares redeemed:
Class A	(1,567,408)	(3,194,930)
Class B	(74,075)	(229,089)
Increase/(decrease) in shares outstanding	(232,644)	390,302

See accompanying notes to financial statements.

Spirit of America Real Estate Fund
Financial Highlights

	Class A		Class A	Class A	Class A	Class A	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005	For the Year Ended October 31, 2004	For the Year Ended October 31, 2003	For the Year Ended October 31, 2002	For the Year Ended October 31, 2001
Net Asset Value, Beginning of Period	$13.47		$12.90	$10.93	$8.96	$8.84	$7.41

Income from Investment Operations:
Net investment income	0.27		0.22	0.20	0.30	0.40	0.31
Net realized and unrealized gain on investments	0.80		1.00	2.37	2.30	0.36	1.63
Total from investment operations	1.07		1.22	2.57	2.60	0.76	1.94

Less Distributions:
Distributions from net investment income	(0.33)		(0.22)	(0.20)	(0.30)	(0.40)	(0.31)
Distributions from capital gains	—		(0.35)	(0.27)	(0.09)	(0.12)	—
Distributions in excess of ordinary income	—		—	—	—	(0.01)	—
Distributions from return of capital	—		(0.08)	(0.13)	(0.24)	(0.11)	(0.20)
Total distributions	(0.33)		(0.65)	(0.60)	(0.63)	(0.64)	(0.51)

Net Asset Value, End of Period	$14.21		$13.47	$12.90	$10.93	$8.96	$8.84

Total Return(1)	7.99	% (2)	9.59%	24.02%	30.07%	8.26%	26.40%

Ratios/Supplemental Data
Net assets, end of period (000)	$200,764		$192,751	$178,104	$137,410	$85,915	$48,016
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.69%		1.71%	1.77%	1.80%	1.93%	2.29%
After expense reimbursement or recapture	1.69%		1.71%	1.83%	1.97%	1.97%	1.97%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	4.43%		1.67%	1.75%	3.18%	4.04%	4.12%
After expense reimbursement or recapture	4.43%		1.67%	1.69%	3.01%	4.00%	4.44%
Portfolio Turnover	1.53	% (2)	1.02%	4.17%	1.52%	1.25%	12.04%

(1)             Calculation does not reflect sales load.

(2)             Calculation is not annualized.

See accompanying notes to financial statements.

Sprint of America Real Estate Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class B		Class B	Class B	Class B	Class B	Class B
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005	For the Year Ended October 31, 2004	For the Year Ended October 31, 2003	For the Year Ended October 31, 2002	For the Year Ended October 31, 2001
Net Asset Value, Beginning of Period	$13.69		$13.11	$11.11	$9.11	$8.98	$7.53
Income from Investment Operation:
Net investment income	0.23		0.15	0.12	0.26	0.35	0.28
Net realized and unrealized gain on investments	0.81		1.01	2.40	2.30	0.36	1.63
Total from investment operations	1.04		1.16	2.52	2.56	0.71	1.91
Less Distributions:
Distributions from net investment income	(0.28)		(0.15)	(0.12)	(0.26)	(0.34)	(0.28)
Distributions from capital gains	—		(0.35)	(0.27)	(0.09)	(0.12)	—
Distributions in excess of ordinary income	—		—	—	—	(0.01)	—
Distributions from return of capital	—		(0.08)	(0.13)	(0.21)	(0.11)	(0.18)
Total distributions	(0.28)		(0.58)	(0.52)	(0.56)	(0.58)	(0.46)

Net Asset Value, End of Period	$14.45		$13.69	$13.11	$11.11	$9.11	$8.98

Total Return(1)	7.67	% (2)	8.83%	23.13%	28.43%	7.59%	25.56%
Ratios/Supplemental Data
Net assets, end of period (000)	$11,615		$11,597	$12,592	$11,983	$9,583	$6,254
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.39%		2.41%	2.47%	2.50%	2.63%	2.99%
After expense reimbursement or recapture	2.39%		2.41%	2.53%	2.67%	2.67%	2.67%
Ratio of net investment income to average net assets:
Before expense reimbursement or recapture	3.73%		0.97%	1.05%	2.48%	3.34%	4.72%
After expense reimbursement or recapture	3.73%		0.97%	0.99%	2.31%	3.30%	5.04%
Portfolio turnover	1.53	% (2)	1.02%	4.17%	1.52%	1.25%	12.04%

(1)             Calculation does not reflect CDSC charges

(2)             Calculation is not annualized.

See accompanying notes to financial statements

Spirit of America Real Estate Fund
Notes to Financial Statements
April 30, 2006 (unaudited)

Note 1 - Significant Accounting Policies

Spirit of America Real Estate Fund (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share.

The Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this six month period.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes:  The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B shares are purchased at the net asset value per share.

E. Use of Estimates:  In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

Note 2 - Purchases and Sales of Securities

Investment transactions for the six months ended April 30, 2006, excluding short-term investments, were as follows:

	Purchases	Proceeds From Sales
Real Estate Fund	$5,456,393	$3,206,858

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (“Spirit Management”) has been retained to act as the Company’s manager and investment adviser pursuant to an Investment Advisory Agreement  (the “Advisory Agreement”). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund’s average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended April 30, 2006, were as follows:

	Voluntary Expense Limitation	Advisory Fees
Real Estate Fund Class A	1.97%	$954,618
Real Estate Fund Class B	2.67%	55,538

The Fund has adopted distribution plans for Real Estate Fund Class A Shares and Real Estate Fund Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Real Estate Fund to pay SSH Securities, Inc. (the “Distributor”), a monthly fee from the assets of the respective class for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts.

	Distribution Fee Rate	Distribution Fees
Real Estate Fund Class A	0.30%	$295,237
Real Estate Fund Class B	1.00%	57,276

Real Estate Fund Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. Certain redemptions of Real Estate Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge (“CDSC”), in accordance with the Fund’s current prospectus. For the six months ended April 30, 2006, sales charges and CDSC fees received by the Distributor were as follows:

	Sales Charges Received by SSH	Contingent Deferred Sales Charges
Real Estate Class A	$78,124	$—
Real Estate Class B	—	16,986

Certain officers and directors of the Company are “affiliated persons” of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors’ fees paid to affiliated directors of the Company. For the six months ended April 30, 2006, the Real Estate Fund was allocated $10,075 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received no brokerage commissions for the six months ended April 30, 2006.

Factors Considered by the Directors in Approving the Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of the Funds’ Investment Advisory Agreement be approved annually both by the Board of Directors and also by a majority of the Directors who are not “interested persons” of the Funds under the 1940 Act (“Independent Directors”) voting separately. The continuance of the Investment Advisory Agreement was most recently considered and approved at a meeting of the Board of Directors called for that purpose and held on December 14, 2005. The Board, including the Independent Directors, determined that the terms of the Investment Advisory Agreement are fair and reasonable and approved the continuance of the Investment Advisory Agreement. The Directors relied on the assistance of counsel to the Funds and to the Independent Directors in making these determinations.

At a meeting on December 14, 2005, which was specifically held to address the continuance of the Investment Advisory Agreement, and at other meetings during the course of the year, the Board, including the Independent Directors, received materials relating to Spirit of America Management Corp. (the “Adviser”). These materials included, among other things, the following: (i) information on the investment performance of the Funds and relevant indices over various time periods; (ii) sales and redemption data with respect to the Funds; (iii) the general investment outlook in the markets in which the Funds invest; (iv) arrangements with respect to the distribution of the Funds’ shares; (v) the procedures employed to determine the value of each Fund’s assets; (vi) the allocation of the

Funds’ brokerage, the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance departments; (vii) the profitability of the Funds’ investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) information comparing the overall fees and specifically the fees under the Investment Advisory Agreement with the fees paid by other similar mutual funds; and (ix) information comparing the performance of the Funds with the performance of other similar mutual funds.

In evaluating the Investment Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel at the Adviser, including the Funds’ portfolio manager, regarding, among other things, the personnel, operations and financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

•                  The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

•                  The fees charged by the Adviser for investment advisory services, as well as other compensation received by the Adviser and its affiliates;

•                  The waivers of fees and reimbursements of expenses at times by the Adviser under the Operating Expenses Agreement;

•                  The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

•                  The investment management staffing and the experience of the investment advisory, administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

•                  The profitability to the Adviser of managing and its affiliate distributing the Funds and the methodology in allocating expenses to the management of the Funds.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

1.                                       Nature, Extent, and Quality of Services. The Board, including the Independent Directors, considered the nature, quality and extent of advisory, administrative and shareholder services performed by the Adviser, regulatory filings and disclosure to shareholders, general oversight of the service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Board, including the Independent Directors, in their capacity as directors and other services. The Board, including the Independent Directors, noted the increased responsibilities of the Adviser in response to an increasingly regulated industry. The Board considered that the Adviser had recently hired an assistant to the current portfolio manager, which increased the Adviser’s depth and ability to provide quality services. The Board, including the Independent Directors, concluded that the services are extensive in nature, that the Adviser delivered solid service to each Fund and that the Adviser is positioned to continue providing such quality of service in the future.

2.                                       Investment Performance of the Funds and the Adviser. The Board, including the Independent Directors, considered short-term and long-term investment performance for the Funds over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups, and concluded that each Fund was delivering solid performance results, especially over the long-term, consistent with the investment strategies that the Funds pursue.

3.                                      Costs of Services and Profits Realized by the Adviser.

a.                                       The Directors, including the Independent Directors, considered each Fund’s management fee rate and overall expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser to other accounts. The Board viewed favorably the current and historic willingness of the Adviser to limit the overall expense ratios of the Funds. Recognizing that the Funds were higher than the medians in their peer group, the Board nonetheless noted that the fees were still close to the median and that several peer funds had higher fees. The Board also considered that the Adviser offered to review whether the Adviser could assume additional Fund expenses.

b.              Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Funds. The Board recognized that increased fixed costs, particularly legal and audit fees in response to increasing regulations, have a greater impact on smaller fund families, such as the Spirit funds, than on larger fund complexes. Given this, the Board recognized that the Funds’ overall expenses compare unfavorably to some funds identified as peers. The Board also considered whether the amount of the Adviser’s profit is a fair profit for the management of the Funds and noted that the Adviser has devoted a large amount of its resources into the Funds over the years. The Board, including the Independent Directors, concluded that the Adviser’s profitability was at a fair and acceptable level, particularly in light of the quality of the services being provided to the Funds, and bore a reasonable relationship to the services rendered.

4.                                       Extent of Economies of Scale as the Funds Grow. The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds and whether the Funds have appropriately benefited from any economies of scale. Given the size of each Fund, the Board did not believe that significant (if any) economies of scale have been achieved

5.                                       Whether Fee Levels Reflect Economies of Scale. The Board took into consideration that the Adviser does not currently offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as fund assets grow. However, the Board, including the Independent Directors, did consider enhancements in personnel and services provided to the Funds by the Adviser, without an increase in fees.

6.                                      Other Relevant Considerations.

a.                                       Personnel and Methods. The Board, including the Independent Directors, considered the size, education and experience of the staff of the Adviser, its fundamental research capabilities, approach to recruiting, training and retaining portfolio managers and other research and management personnel, and concluded that these enable them to provide a high level of services to the Funds. The Board also considered the history, reputation, qualifications and background of the Adviser as well as the qualifications if its personnel.

b.                                      The Board, including the Independent Directors, also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Funds, including the benefits received by the affiliated distributor. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars to obtain research services), appear to be reasonable, and may in some cases benefit the Funds.

Conclusions. In considering the renewal of the Investment Advisory Agreement, the Board, including the Independent Directors, did not identify any factor as all-important or all-controlling and instead considered the above listed and other factors collectively in light of the Funds’ surrounding circumstances. Each Director gave the weight to each factor that he deemed appropriate in his own judgment. The Board considered the renewal of the Agreement on a Fund-by-Fund basis and determined that the renewal of the Investment Advisory Agreement was in the best interests of the shareholders of each Fund. The Board also determined that the fees charged to each Fund for the services provided were reasonable. Therefore, the Directors, including the Independent Directors, determined that continuance of the Investment Advisory Agreement was in the best interests of each Fund.

Note 4 — Federal Income Taxes

The tax character of distributions paid for the fiscal years ended October 31, 2004 and 2005 was as follows:

2005 Taxable Distributions

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
Real Estate Fund Class A	$3,128,824	$4,913,780	$8,042,604	$1,090,633	$9,133,237
Real Estate Fund Class B	123,707	315,555	439,262	69,170	508,432
Totals	$3,252,531	$5,229,335	$8,481,866	$1,159,803	$9,641,669

2004 Taxable Distributions

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
Real Estate Fund Class A	$2,677,345	$3,622,978	$6,300,323	$1,778,504	$8,078,827
Real Estate Fund Class B	124,620	275,657	400,277	135,334	535,611
Totals	$2,801,965	$3,898,635	$6,700,600	$1,913,838	$8,614,438

Spirit of America Real Estate Fund
Disclosure of Fund Expenses (unaudited)
For the Six Month Period (November 01, 2005 to April 30, 2006)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the portfolio. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Real Estate Fund	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Expense Ratio (1)	Expenses Paid During Period (2)
Actual Fund Return
Class A	$1,000.00	$1,079.90	1.69%	$8.72
Class B	$1,000.00	$1,076.70	2.39%	$12.31

Hypothetical 5% Return
Class A	$1,000.00	$1,016.41	1.69%	$8.45
Class B	$1,000.00	$1,012.94	2.39%	$11.93

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

See accompanying notes to financial statements.

Spirit of America Real Estate Fund
Summary of Portfolio Holdings (unaudited)
April 30, 2006

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)
Apartments (REITS)	15.53%	$32,853,930
Diversified (REITS)	13.47%	28,499,445
Healthcare (REITS)	13.12%	27,760,451
Industrial (REITS)	4.93%	10,442,785
Net Lease (REITS)	7.53%	15,932,932
Office Space (REITS)	15.33%	32,431,778
Regional Malls (REITS)	13.25%	28,037,410
Shopping Centers (REITS)	14.98%	31,709,493
Storage (REITS)	1.86%	3,928,340
Total Investments	100.00%	$211,596,564

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year or Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

See accompanying notes to financial statements.

SPIRIT
of AMERICA
Real Estate Fund

Investment Advisor

Spirit of America Management, Inc.
P.O. Box 9006
Syosset, NY 11791-9006

Distributor

SSH Securities, Inc.
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian

PFPC Trust Company
8800 Tinicum Boulevard, 3rd Floor
Philadelphia, PA 19153

Auditors

Tait Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

For additional information about the Spirit of America Real Estate Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2006 Spirit of America	SOAR-SAR06

Semi-Annual Report ‘06
April 30

Value Fund

Distributed Through:	SPIRIT of AMERICA
SSH SECURITIES, INC.	Value Fund

May 2006

Dear Shareholder:

We are very pleased to send you a copy of the semi-annual report for the Spirit of America Value Fund.

Our investment philosophy is to seek out investments in mid-to-large cap companies also referred to as “blue chip” stocks. Typically, these are stocks of large, nationally recognized companies with a long history of growth in profits and dividends. These companies, with leadership positions in their industries, possess a reputation for quality management, products and services.

We believe sound financial investing has nothing to do with speculation. We avoid the latest trends and focus on the long term.

any investment in securities is subject to risk and may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. An investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

We look forward to your continued investment in the Value Fund.

Very truly yours,

David Lerner	Ronald W. Weiss
President	Portfolio Manager

Prospective investors should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. the maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

Spirit of America Value Fund
Schedule of Investments
April 30, 2006
(unaudited)

	Shares	Market Value
COMMON STOCKS - 90.02%
Consumer Discretionary - 5.84%
Glimcher Realty Trust	7,400	$190,920
Host Hotels & Resorts Inc.	2,142	45,025
National Retail Properties, Inc.	12,400	261,020
Ramco-Gershenson Properties Trust	2,500	67,575
Realty Income Corp.	2,800	63,476
Starwood Hotels & Resorts Worldwide, Inc.	3,500	200,830
Target Corp.	17,100	908,010
The TJX Cos., Inc.	27,100	653,923
		2,390,779
Consumer Staples - 10.82%
Altria Group, Inc.	25,000	1,829,000
Colgate-Palmolive Co.	7,600	449,312
PepsiCo, Inc.	7,000	407,680
The Procter & Gamble Co.	8,147	474,237
Walgreen Co.	16,500	691,845
Wal-Mart Stores, Inc.	12,900	580,887
		4,432,961
Energy - 4.70%
ConocoPhillips	10,000	669,000
Kerr-McGee Corp.	2,400	239,664
Noble Corp.	8,000	631,520
Schlumberger Ltd.	5,600	387,184
		1,927,368
Financials - 19.70%
American Express Co.	25,800	1,388,298
Apartment Investment & Management Co.	9,800	437,962
Bank of America Corp.	45,007	2,246,750
Capital One Financial Corp.	12,000	1,039,680
JPMorgan Chase & Co.	37,664	1,709,192
Lexington Corporate Properties Trust	11,300	243,628
Wells Fargo & Co.	14,600	1,002,874
		8,068,384
Health Care - 21.10%
Abbott Laboratories	20,000	854,800
Amgen Inc.*	6,600	446,820
Bristol-Myers Squibb Co.	30,000	761,400
CIGNA Corp.	15,000	1,605,000
Johnson & Johnson	7,800	457,158
Medco Health Solutions, Inc. *	21,192	1,128,050
National Health Investors, Inc.	4,700	113,082
Nationwide Health Properties, Inc.	4,400	94,688
Pfizer Inc.	17,000	430,610
Schering-Plough Corp.	16,000	309,120
UnitedHealth Group Inc.	10,000	497,400
Wyeth	39,900	1,941,933
		8,640,061
Industrials - 5.17%
First Industrial Realty Trust, Inc.	6,900	270,756
General Electric Co.	16,000	553,440
3M Co.	10,800	922,644
Tyco International Ltd.	14,000	368,900
		2,115,740

See accompanying notes to financial statements

Spirit of America Value Fund
Schedule of Investments
April 30, 2006
(unaudited)

	Shares	Market Value
Information Technology - 17.03%
Accenture Ltd. - CL A	15,000	436,050
EMC Corp.*	22,000	297,220
Hewlett-Packard Co.	60,000	1,948,200
International Business Machines Corp.	9,000	741,060
Microsoft Corp.	48,000	1,159,200
Motorola, Inc.	37,000	789,950
Nokia Oyj — ADR	60,000	1,359,600
Texas Instruments Inc.	7,000	242,970
		6,974,250
Materials - 0.02%
Tronox Inc. - CL B	483	8,356

Telecommunication Services - 2.58%
Verizon Communications Inc.	32,000	1,056,960

Utilities - 3.06%
American Electric Power Co., Inc.	11,300	378,098
Consolidated Edison, Inc.	13,700	590,744
Duke Energy Corp.	9,800	285,376
		1,254,218
Total Investments - 90.02%
(Cost $29,973,383**)		36,869,077

Cash and Other Assets Net of Liabilities - 9.98%		4,085,202

NET ASSETS - 100.00%		$40,954,279
ADR - American Depository Receipt
* Non-income producing security
** Cost for Federal income tax purposes is $29,973,383 and net unrealized appreciation consists of:
Gross unrealized appreciation		$7,696,979
Gross unrealized depreciation		(801,285)
Net unrealized appreciation		$6,895,694

See accompanying notes to financial statements

Spirit of America Value Fund
Statement of Assets and Liabilities
April 30, 2006
(unaudited)

ASSETS
Investments in securities at value (cost $29,973,383) (Note 1)	$36,869,077
Cash	3,385,271
Receivables:
Capital stock sold	165,083
Dividends and interest	72,057
Investments sold	797,513
Prepaid assets	13,187
TOTAL ASSETS	41,302,188

LIABILITIES
Payables:
Capital stock redeemed	93,982
Investments purchased	195,670
Advisory fees	30,497
Distribution expense (Note 3)	10,058
Other accrued expenses	17,702
TOTAL LIABILITIES	347,909

NET ASSETS
Net assets applicable to 3,057,395 outstanding $0.001 par value shares (500,000,000 authorized shares)	$40,954,279
Net asset value and redemption price per share ($40,954,279 ÷ 3,057,395 shares)	$13.40
Offering price per share ($13.40 ÷ 0.9475)	$14.14

SOURCE OF NET ASSETS
At April 30, 2006, net assets consisted of:
Paid-in capital	$33,085,542
Undistributed net income	6,542
Accumulated net realized gains on investments	966,501
Net unrealized appreciation on investments	6,895,694
NET ASSETS	$40,954,279

See accompanying notes to financial statements.

Spirit of America Value Fund
Statement of Operations
For the Six Months Ended April 30, 2006
(unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $5,729)	$454,473
Interest	15,015
TOTAL INVESTMENT INCOME	469,488

EXPENSES
Investment Advisory fees (Note 3)	194,355
Distribution fees (Note 3)	60,110
Transfer Agent fees	53,169
Administration fees	30,055
Accounting fees	24,136
Registration fees	5,396
Legal fees	3,000
Custodian fees	4,996
Printing expense	5,076
Auditing fees	5,761
Directors’ fees	1,704
Insurance expense	7,322
Chief Compliance Officer salary	1,925
Other Professional fees	499
TOTAL EXPENSES	397,504
Expenses waived and reimbursed by Advisor (Note 3)	(2,784)
NET EXPENSES	394,720
NET INVESTMENT INCOME	74,768

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	941,242
Net change in unrealized appreciation of investments	1,592,859
Net realized and unrealized gain on investments	2,534,101

Net increase in net assets resulting from operations	$2,608,869

See accompanying notes to financial statements.

Spirit of America Value Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
OPERATIONS
Net investment income	$74,768	$283,143
Net realized gain from security transactions	941,242	429,451
Net change in unrealized appreciation of investments	1,592,859	2,558,957
Net increase in net assets	2,608,869	3,271,551

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:	(66,256)	(283,143)
Distributions from realized gains:	(344,506)	(84,596)
Total distributions to shareholders	(410,762)	(367,739)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold:	4,290,003	10,179,621
Shares issued as reinvestment of distributions:	390,967	346,025
Shares redeemed:	(6,272,092)	(8,908,650)
Increase/(decrease) in net assets derived from capital share transactions (a)	(1,591,122)	1,616,996
Total increase in net assets	606,985	4,520,808

NET ASSETS
Beginning of period	40,347,294	35,826,486
End of period	$40,954,279	40,347,294

Undistributed net investment income	$6,542	$—

(a) Transactions in capital stock were:	326,647	812,597
Shares sold:
Shares issued as reinvestment of distributions:	30,084	27,410
Shares redeemed:	(479,305	(712,615)
Increase/(decrease) in shares outstanding	(122,574)	127,392

See accompanying notes to financial statements.

Spirit of America Value Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	For the Six Months Ended April 30,2006 (unaudited)		For the Year Ended October 31, 2005	For the Year Ended October 31, 2004	For the Year Ended October 31, 2003	For the Period Ended October 31, 2002*
Net Asset Value, Beginning of Period	$12.69		$11.74	$11.09	$9.63	$10.00

Income from Investment Operations:
Net investment income	0.02		0.09	0.04	0.07	0.01
Net realized and unrealized gain/(loss) on investments	0.82		0.98	0.68	1.51	(0.38)
Total from investment operations	0.84		1.07	0.72	1.58	(0.37)

Less Distributions:
Distributions from net investment income	(0.02)		(0.09)	(0.04)	(0.08)	—
Distributions from capital gains	(0.11)		(0.03)	(0.01)	—	—
Distributions from return of capital	—		—	(0.02)	(0.04)	—
Total distributions	(0.13)		(0.12)	(0.07)	(0.12)	—

Net Asset Value, End of Period	$13.40		$12.69	$11.74	$11.09	$9.63

Total Return(2)	6.69	% (1)	9.07%	6.48%	16.47%	(3.70	)% (1)

Ratios/Supplemental Data
Net assets, end of period (000)	$40,954		$40,347	$35,826	$17,279	$2,427
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.98	% (3)	1.96%	2.03%	2.65%	7.38	% (3)
After expense reimbursement or recapture	1.97	% (3)	1.97%	1.97%	1.97%	1.97	% (3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recapture	0.36	% (3)	0.71%	0.29%	0.12%	(4.75	)% (3)
After expense reimbursement or recapture	0.37	% (3)	0.70%	0.35%	0.80%	0.66	% (3)
Portfolio turnover	5.69	% (1)	15.37%	—%	—%	21.59	% (1)

*                    The Fund commenced investment operations on August 1, 2002.

(1)             Calculation is not annualized.

(2)             Calculation does not reflect sales load.

(3)             Calculation is annualized.

See accompanying notes to financial statements.

Spirit of America Value Fund
Notes to Financial Statements
April 30, 2006 (unaudited)

Note 1 - Significant Accounting Policies

Spirit of America Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The authorized capital stock of the Fund is 500 million (500,000,000) shares, par value of $0.001 per share. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the value segment of the market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this six month period.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

Note 2 - Purchases and Sales of Securities

Investment transactions for the six months ended April 30, 2006, excluding short-term investments, were as follows:

Purchases	Proceeds From Sales

$2,225,463	$7,126,254

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (“Spirit Management”) has been retained to act as the Company’s manager and investment adviser pursuant to an Investment Advisory Agreement  (the “Advisory Agreement”). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund’s average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended April 30, 2006, were as follows:

Investment Advisory Fee Rate	Voluntary Expense Limitation	Advisor Fees
0.97%	1.97%	$194,355

Any waiver or reimbursement by the Advisor is subject to recovery from the fund within the following three years, to the extent such recovery would not cause total expenses to exceed the current expense limitation.

On April 30, 2006, the balance of recapturable expenses was as follows:
Expires 2006	$60,199
Expires 2007	19,534
Expires 2009	2,784
Total	$82,517

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”) a monthly fee from the assets of the Fund for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts.

Distribution Fee Rate	Distribution Fees

0.30%	$60,110

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended April 30, 2006, sales charges received by the Distributor were as follows:

Sales Charges
Received by SSH

$16,347

Certain officers and directors of the Company are “affiliated persons” of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors’ fees paid to affiliated directors of the Company. For the six months ended April 30, 2006, the Value Fund was allocated $1,925 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received no brokerage commissions for the six months ended April 30, 2006.

Factors Considered by the Directors in Approving the Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of the Funds’ Investment Advisory Agreement be approved annually both by the Board of Directors and also by a majority of the Directors who are not “interested persons” of the Funds under the 1940 Act (“Independent Directors”) voting separately. The continuance of the Investment Advisory Agreement was most recently considered and approved at a meeting of the Board of Directors called for that purpose and held on December 14, 2005. The Board, including the Independent Directors, determined that the terms of the Investment Advisory Agreement are fair and reasonable and approved the continuance of the Investment Advisory Agreement. The Directors relied on the assistance of counsel to the Funds and to the Independent Directors in making these determinations.

At a meeting on December 14, 2005, which was specifically held to address the continuance of the Investment Advisory Agreement, and at other meetings during the course of the year, the Board, including the Independent Directors, received materials relating to Spirit of America Management Corp. (the “Adviser”). These materials included, among other things, the following: (i) information on the investment performance of the Funds and relevant indices over various time periods; (ii) sales and redemption data with respect to the Funds; (iii) the general investment outlook in the markets in which the Funds invest; (iv) arrangements with respect to the distribution of the Funds’ shares; (v) the procedures employed to determine the value of each Fund’s assets; (vi) the allocation of the Funds’ brokerage, the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance departments; (vii) the profitability of the Funds’ investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) information comparing the overall fees and specifically the fees under the Investment Advisory Agreement with the fees paid by other similar mutual funds; and (ix) information comparing the performance of the Funds with the performance of other similar mutual funds.

In evaluating the Investment Advisory Agreement, the Board, including the Independent Directors,

requested, reviewed and considered materials furnished by the Adviser and questioned personnel at the Adviser, including the Funds’ portfolio manager, regarding, among other things, the personnel, operations and financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

•                  The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

•                  The fees charged by the Adviser for investment advisory services, as well as other compensation received by the Adviser and its affiliates;

•                  The waivers of fees and reimbursements of expenses at times by the Adviser under the Operating Expenses Agreement;

•                  The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

•                  The investment management staffing and the experience of the investment advisory, administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

•                  The profitability to the Adviser of managing and its affiliate distributing the Funds and the methodology in allocating expenses to the management of the Funds.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

1.                                       Nature, Extent, and Quality of Services. The Board, including the Independent Directors, considered the nature, quality and extent of advisory, administrative and shareholder services performed by the Adviser, regulatory filings and disclosure to shareholders, general oversight of the service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Board, including the Independent Directors, in their capacity as directors and other services. The Board, including the Independent Directors, noted the increased responsibilities of the Adviser in response to an increasingly regulated industry. The Board considered that the Adviser had recently hired an assistant to the current portfolio manager, which increased the Adviser’s depth and ability to provide quality services. The Board, including the Independent Directors, concluded that the services are extensive in nature, that the Adviser delivered solid service to each Fund and that the Adviser is positioned to continue providing such quality of service in the future.

2.                                       Investment Performance of the Funds and the Adviser. The Board, including the Independent Directors, considered short-term and long-term investment performance for the Funds over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups, and concluded that each Fund was delivering solid performance results, especially over the long-term, consistent with the investment strategies that the Funds pursue.

3.                                      Costs of Services and Profits Realized by the Adviser.

a.                                       The Directors, including the Independent Directors, considered each Fund’s management fee rate and overall expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser to other accounts. The Board viewed favorably the current and historic willingness of the Adviser to limit the overall expense ratios of the Funds. Recognizing that the Funds were higher than the medians in their peer group, the Board nonetheless noted that the fees were still close to the median and that several peer funds had higher fees. The Board also considered that the Adviser offered to review whether the Adviser could assume additional Fund expenses.

b.                                      Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Funds. The Board recognized that increased fixed costs, particularly legal and audit fees in response to increasing regulations, have a greater impact on smaller fund families, such as the Spirit funds, than on larger fund complexes. Given this, the Board recognized that the Funds’ overall expenses compare unfavorably to some funds identified as peers. The Board also considered whether the amount of the Adviser’s profit is a fair profit for the management of the Funds and noted that the Adviser has devoted a large amount of its resources into the Funds over the years. The Board, including the Independent Directors, concluded that the Adviser’s profitability was at a fair and acceptable level, particularly in light of the quality of the services being provided to the Funds, and bore a reasonable relationship to the services rendered.

4.                                       Extent of Economies of Scale as the Funds Grow. The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds and whether the Funds have appropriately benefited from any economies of scale. Given the size of each Fund, the Board did not believe that significant (if any) economies of scale have been achieved

5.                                       Whether Fee Levels Reflect Economies of Scale. The Board took into consideration that the Adviser does not currently offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as fund assets grow. However, the Board, including the Independent Directors, did consider enhancements in personnel and services provided to the Funds by the Adviser, without an increase in fees.

6.                                      Other Relevant Considerations.

a.                                       Personnel and Methods. The Board, including the Independent Directors, considered the size, education and experience of the staff of the Adviser, its fundamental research capabilities, approach to recruiting, training and retaining portfolio managers and other research and management personnel, and concluded that these enable them to provide a high level of services to the Funds. The Board also considered the history, reputation, qualifications and background of the Adviser as well as the qualifications if its personnel.

b.                                      The Board, including the Independent Directors, also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Funds, including the benefits received by the affiliated distributor. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars to obtain research services), appear to be reasonable, and may in some cases benefit the Funds.

Conclusions. In considering the renewal of the Investment Advisory Agreement, the Board, including the Independent Directors, did not identify any factor as all-important or all-controlling and instead considered the above listed and other factors collectively in light of the Funds’ surrounding circumstances. Each Director gave the weight to each factor that he deemed appropriate in his own judgment. The Board considered the renewal of the Agreement on a Fund-by-Fund basis and determined that the renewal of the Investment Advisory Agreement was in the best interests of the shareholders of each Fund. The Board also determined that the fees charged to each Fund for the services provided were reasonable. Therefore, the Directors, including the Independent Directors, determined that continuance of the Investment Advisory Agreement was in the best interests of each Fund.

Note 4 — Federal Income Taxes

The tax character of distributions paid for the fiscal years ended October 31, 2004 & 2005 were as follows:

2005 Taxable Distributions

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distribution	Return Of Capital	Total Distributions
$298,343	$69,396	$367,739	$—	$367,739

2004 Taxable Distributions

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distribution	Return Of Capital	Total Distributions
$104,346	$28,658	$133,004	$46,300	$179,304

Spirit of America Value Fund
Disclosure of Fund Expenses (unaudited)
For the Six Month Period (November 01, 2005 to April 30, 2006)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the portfolio. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Value Fund	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Expense Ratio (1)	Expenses Paid During Period (2)

Actual Fund Return
Value Fund	$1,000.00	$1,067.00	1.97%	$10.10

Hypothetical 5% Return
Value Fund	$1,000.00	$1,015.00	1.97%	$9.84

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1)             Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)             Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

See accompanying notes to financial statements

Spirit of America Value Fund
Summary of Portfolio Holdings (unaudited)
April 30, 2006

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)
Consumer Discretionary	6.49%	$2,390,779
Consumer Staples	12.02%	4,432,961
Energy	5.23%	1,927,368
Financials	21.88%	8,068,384
Health Care	23.43%	8,640,061
Industrials	5.74%	2,115,740
Information Technology	18.92%	6,974,250
Materials	0.02%	8,356
Telecommunication Services	2.87%	1,056,960
Utilities	3.40%	1,254,218
Total Investments	100.00%	$36,869,077

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year or Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

See accompanying notes to financial statements

SPIRIT
of AMERICA
Value Fund

Investment Advisor

Spirit of America Management, Inc.
P.O. Box 9006
Syosset, NY 11791-9006

Distributor

SSH Securities, Inc.
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian

PFPC Trust Company
8800 Tinicum Boulevard, 3rd Floor
Philadelphia, PA 19153

Auditors

Tait Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

For Additional Information about the Spirit of America Value Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2006 Spirit of America	SOAV-SAR06

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)                    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)       Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	July 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	July 10, 2006

By (Signature and Title)*	/s/ Alan Chodosh
Alan Chodosh, Principal Financial Officer (principal financial officer)

Date	July 10, 2006

*                    Print the name and title of each signing officer under his or her signature.